Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net sales	$ 6,944	$ 6,866	$ 7,335
Other revenues	29	31	69
Net revenues	6,973	6,897	7,404
Cost of sales	(4,518)	(4,565)	(4,906)
Gross profit	2,455	2,332	2,498
Selling, general and administrative	(911)	(897)	(927)
Research and development	(1,336)	(1,425)	(1,520)
Other income and expenses, net	99	164	207
Impairment, restructuring charges and other related closure costs	(93)	(65)	(90)
Operating income	214	109	168
Interest expense, net	(20)	(22)	(18)
Income (loss) on equity-method investments	7	2	(43)
Loss on financial instruments, net			(1)
Income (loss) before income taxes and noncontrolling interest	201	89	106
Income tax benefit (expense)	(31)	21	23
Net income	170	110	129
Net income attributable to noncontrolling interest	(5)	(6)	(1)
Net income attributable to parent company	$ 165	$ 104	$ 128
Earnings per share (Basic) attributable to parent company stockholders	$ 0.19	$ 0.12	$ 0.14
Earnings per share (Diluted) attributable to parent company stockholders	$ 0.19	$ 0.12	$ 0.14